Commitments and Contingencies - Additional Information (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Commitments And Contingencies Disclosure [Line Items]
Restricted cash	$ 90,033,000	$ 102,591,000
Containers orders placed	0
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0